SCHEDULE OF OTHER RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Receivables And Prepaid Expenses
Deposits	$ 12,245	$ 15,546	$ 68,433
Prepaid expenses, including related party	102,704	9,490	50,221
Employees’ social insurance	7,379	10,124	13,839
Others	20,996	7,471	10,788
Total	$ 143,324	$ 42,631	$ 143,281